UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                                                 MARKET
      VALUE                                                                    VALUE
(LOCAL CURRENCY)                        DESCRIPTION                        (US DOLLARS)
----------------  -------------------------------------------------------  ------------
   BONDS AND NOTES + - 139.9%

                  ARGENTINA - 8.0%
     2,300,000    Banco Hipotecario SA (USD), 9.75%, 4/27/16 ............  $  2,331,556
     4,000,000    Banco Hipotecario SA (USD), 9.75%, 11/16/10 ...........     4,132,160
    11,000,000    Province of Buenos Aires (USD), 2.00%, 5/15/35 ++ .....     4,835,600
    51,353,448    Republic of Argentina (USD), Zero coupon, 12/15/35 ....     5,056,679
    10,234,954    Republic of Argentina (USD), 8.28%, 12/31/33 ..........     9,876,731
                                                                           ------------
                                                                             26,232,726
                                                                           ------------
                  AUSTRALIA - 5.6%
    11,000,000    Australian Government (AUD), 6.00%, 2/15/17 ...........     8,518,086
     5,000,000    New South Wales Treasury Corp. (AUD), 8.00%, 3/01/08 ..     3,823,405
     8,100,000    Queensland Treasury (AUD), 6.00%, 10/14/15 ............     6,148,495
                                                                           ------------
                                                                             18,489,986
                                                                           ------------
                  BRAZIL - 13.5%
    10,000,000    Banco Bradesco SA (BRL), 17.50%, 12/10/07 .............     4,783,148
     4,000,000    Banco do Brasil SA (USD), 7.95%, 1/23/49** ............     4,040,000
     5,750,000    Brazil Citigroup (BRL), 15.00%, 7/02/10 ...............     2,873,440
     5,000,000    Brazil NTN - B Note (BRL), 6.00%, 8/15/10 .............     3,281,409
    36,300,000    Brazil NTN - F Note (BRL), 10.00%, 1/01/12 ............    14,226,818
    29,603,000    Electropaulo Metropolitan (BRL), 19.13%, 6/28/10 ......    15,044,527
                                                                           ------------
                                                                             44,249,342
                                                                           ------------
                  CANADA - 10.9%
    13,400,000    Canadian Government (CAD), 6.00%, 6/01/08 .............    12,380,989
     7,000,000    Canadian Government (CAD), 5.25%, 6/01/13 .............     6,741,731
    15,000,000    Province of Manitoba (NZD), 6.38%, 9/01/15 ............     9,713,033
    10,965,000    Province of Ontario (NZD), 6.25%, 6/16/15 .............     6,991,232
                                                                           ------------
                                                                             35,826,985
                                                                           ------------
                  COLOMBIA - 5.3%
14,113,000,000    Republic of Colombia (COP), 11.75%, 3/01/10 ...........     6,311,678
12,973,000,000    Republic of Colombia (COP), 12.00%, 10/22/15 ..........     6,241,105
     4,600,000    Republic of Colombia (USD), 7.38%, 1/27/17 ............     4,764,680
                                                                           ------------
                                                                             17,317,463
                                                                           ------------
                  DOMINICAN REPUBLIC - 3.3%
     2,513,847    Dominican Republic (USD), 9.04%, 1/23/18 ..............     2,809,224
     7,350,000    Dominican Republic (USD), 8.63%, 4/20/27 ..............     7,938,000
                                                                           ------------
                                                                             10,747,224
                                                                           ------------
                  EL SALVADOR - 1.5%
     4,620,000    Republic of El Salvador (USD), 7.65%, 6/15/35 .........     4,980,360
                                                                           ------------
                  GERMANY - 5.8%
     4,600,000    KfW Bankengruppe (GBP), 4.75%, 12/07/10 ...............     8,527,438
     3,650,000    KfW International Finance (CAD), 4.95%, 10/14/14 ......     3,404,412
    11,000,000    KfW Kredit Wiederaufbau (NZD), 6.00%, 7/15/09 .........     7,005,441
                                                                           ------------
                                                                             18,937,291
                                                                           ------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL                                                                    MARKET
      VALUE                                                                       VALUE
(LOCAL CURRENCY)                          DESCRIPTION                         (US DOLLARS)
----------------  ----------------------------------------------------------  ------------
   BONDS AND NOTES + - CONTINUED

                  INDONESIA - 4.4%
 90,400,000,000   Indonesian Government (IDR), 12.50%, 3/15/13 .............  $ 10,543,786
 25,300,000,000   Indonesian Government (IDR), 11.00%, 10/15/14 ............     2,761,356
 11,500,000,000   Indonesian Government (IDR), 11.00%, 12/15/12 ............     1,255,326
                                                                              ------------
                                                                                14,560,468
                                                                              ------------
                  IRELAND - 2.8%
    119,400,000   Dali Capital PLC (RUB), 7.00%, 4/13/09. ..................     4,523,909
    120,176,658   Red Arrow International Leasing PLC (RUB), 8.38%, 3/31/12      4,631,842
                                                                              ------------
                                                                                 9,155,751
                                                                              ------------
                  KAZAKHSTAN - 3.8%
      4,300,000   BTA Finance Luxembourg (USD), 8.25%, 1/29/49 ++ ..........     4,074,026
      6,000,000   Kazkommerts International BV (USD), 7.88%, 4/07/14 .......     6,082,980
      2,300,000   TuranAlem Finance BV (USD), 8.00%, 3/24/14 ...............     2,303,291
                                                                              ------------
                                                                                12,460,297
                                                                              ------------
                  MEXICO - 7.1%
    187,000,000   Mexican Fixed Rate Bonds (MXN), 8.00%, 12/07/23 ..........    16,274,477
     71,355,100   Mexican Fixed Rate Bonds (MXN), 9.50%, 12/18/14 ..........     6,977,794
                                                                              ------------
                                                                                23,252,271
                                                                              ------------
                  MULTINATIONAL - 16.1%
     17,600,000   Asian Development Bank (AUD), 5.50%, 2/15/16 .............    12,805,067
      8,540,000   Council of Europe (AUD), 5.50%, 8/15/08 ..................     6,300,770
      4,400,000   European Investment Bank (GBP), 7.63%, 12/07/07 ..........     8,482,629
     18,800,000   European Investment Bank (NZD), 6.50%, 9/10/14 ...........    12,195,218
      2,000,000   European Investment Bank (TRY), 14.50%, 2/21/07 ..........     1,289,402
     12,000,000   International Bank Reconstruction & Development (NZD),
                     6.38%, 7/15/09 ........................................     7,695,075
      2,240,000   Nordic Investment Bank (GBP), 5.75%, 11/06/08 ............     4,249,035
                                                                              ------------
                                                                                53,017,196
                                                                              ------------
                  NETHERLANDS - 4.9%
      4,900,000   Bank Nederlandse Gemeenten NV (GBP), 4.63%, 12/07/06 .....     9,162,632
     11,000,000   Bank Nederlandse Gemeenten NV (NZD), 5.25%, 6/17/09 ......     6,862,399
                                                                              ------------
                                                                                16,025,031
                                                                              ------------
                  NORWAY - 6.8%
     11,000,000   Eksportsfinans (TRY), 14.63%, 3/15/07 ....................     7,055,035
     11,300,000   Kommunalbanken (TRY), 14.75%, 2/09/09 ....................     6,944,147
      4,500,000   Kommunalbanken AS (GBP), 4.75%, 1/28/10 ..................     8,349,600
                                                                              ------------
                                                                                22,348,782
                                                                              ------------
                  PAKISTAN - 1.5%
      5,000,000   Islamic Republic of Pakistan (USD), 7.88%, 3/31/36 .......     4,845,895
                                                                              ------------
                  PERU - 4.9%
     13,900,000   Peru Bono Soberano (PEN), 7.84%, 8/12/20 .................     4,712,058
     16,750,000   Peru Bono Soberano (PEN), 9.91%, 5/05/15 .................     6,423,637
      4,000,000   Republic of Peru (USD), 9.88%, 2/06/15 ...................     4,970,000
                                                                              ------------
                                                                                16,105,695
                                                                              ------------


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

   PRINCIPAL                                                                 MARKET
     VALUE                                                                    VALUE
(LOCAL CURRENCY)                        DESCRIPTION                       (US DOLLARS)
----------------  ------------------------------------------------------  -------------
   BONDS AND NOTES + - CONTINUED

                  PHILIPPINES - 2.4%
      6,400,000   Republic of Philippines (USD), 9.50%, 2/02/30 ........  $   7,895,040
                                                                          -------------
                  RUSSIA - 9.6%
      8,550,000   Alfa MTN Issuance Ltd. (USD), 7.88%, 10/10/09 ........      8,550,000
      9,400,000   Evraz Group SA (USD), 8.25%, 11/10/15 ................      9,459,474
      8,600,000   Russian Standard Bank (USD), 8.88%, 12/16/15 ++ ......      8,599,149
      4,800,000   UBS Luxembourg (Vimpelcom) (USD), 8.00%, 2/11/10 .....      4,926,960
                                                                          -------------
                                                                             31,535,583
                                                                          -------------
                  SPAIN - 2.5%
     11,500,000   Instituto de Credito Oficial (AUD), 5.50%, 10/11/12 ..      8,348,991
                                                                          -------------
                  TURKEY - 4.5%
      8,100,000   Republic of Turkey (USD), 11.75%, 6/15/10 ............      9,527,220
      9,300,000   Turkey, Government of (TRY), 14.00%, 1/19/11 .........      5,204,193
                                                                          -------------
                                                                             14,731,413
                                                                          -------------
                  UNITED KINGDOM - 6.8%
      4,900,000   EX-IM Bank of Ukraine (USD), 7.65%, 9/07/11 ..........      4,909,555
      3,100,000   United Kingdom Treasury (GBP), 5.75%, 12/07/09 .......      5,968,788
      3,100,000   United Kingdom Treasury (GBP), 5.00%, 3/07/08 ........      5,813,426
      3,000,000   United Kingdom Treasury (GBP), 7.25%, 12/07/07 .......      5,763,356
                                                                          -------------
                                                                             22,455,125
                                                                          -------------
                  UNITED STATES - 0.4%
      2,000,000   General Electric Capital Corp. (TRY), 12.25%, 8/10/09       1,144,206
                                                                          -------------
                  URUGUAY - 4.4%
      4,200,000   Oriental Republic of Uruguay (USD), 7.63%, 3/21/36 ...      4,232,970
    138,620,000   Oriental Republic of Uruguay (UYU), 5.00%, 9/14/18 ...      5,977,752
      4,100,000   Republic of Uruguay (USD), 8.00%, 11/18/22 ...........      4,361,785
                                                                          -------------
                                                                             14,572,507
                                                                          -------------
                  VENEZUELA - 3.1%
      3,430,000   Republic of Venezuela (USD), 5.75%, 2/26/16 ..........      3,155,085
      5,700,000   Republic of Venezuela (USD), 9.38%, 1/13/34 ..........      7,038,645
                                                                          -------------
                                                                             10,193,730
                                                                          -------------
                  TOTAL BONDS AND NOTES + ..............................    459,429,358
                  (Cost $455,506,753)                                     -------------

                  TOTAL INVESTMENTS - 139.9% ...........................    459,429,358
                  (Cost $455,506,753)*

                  LOANS OUTSTANDING - (45.8)% ..........................   (150,521,424)
                  NET OTHER ASSETS AND LIABILITIES - 5.9% ..............     19,416,651
                                                                          -------------
                  NET ASSETS - 100.0% ..................................  $ 328,324,585
                                                                          =============

--------------------------------------------------------------------------------
      * Aggregate cost for federal income tax and financial reporting purposes.

      ** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2006, these securities amounted to $ 4,040,000 or 1.23% of net assets. Market value is determined in accordance with procedures adopted by the Board of Trustees. (Note 1F).


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

      + Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc. - the Sub-Advisor.

      ++ Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2006.

      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      COP   Colombian Peso
      GBP   British Pound Sterling
      IDR   Indonesian Rupiah
      KRW   South Korean Won
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      PEN   Peruvian New Sol
      RUB   Russian Rouble
      SEK   Swedish Krona
      SGD   Singapore Dollar
      TRY   Turkish Lira
      USD   United States Dollar
      UYU   Uruguayan Peso


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2006 (UNAUDITED)

                   FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                             CONTRACTS TO RECEIVE
               -----------------------------------------------

                                                                       NET            NET
                                                                    UNREALIZED     UNREALIZED
                                                        IN         APPRECIATION   DEPRECIATION
  EXPIRATION           LOCAL           VALUE IN      EXCHANGE      OF CONTRACTS   OF CONTRACTS
     DATE            CURRENCY*        US DOLLARS    US DOLLARS      US DOLLARS     US DOLLARS
  ----------   --------------------   -----------   -----------   -------------   ------------
   12/19/06    BRL       22,000,000   $ 9,959,300   $10,043,369   $          --   $    (84,069)
   12/19/06    KRW   14,340,000,000    15,185,852    15,023,573         162,279             --
   12/19/06    MYR       35,184,000     9,578,032     9,623,632              --        (45,600)
   12/19/06    NOK      101,402,400    15,608,619    15,583,199          25,420             --
   12/19/06    SEK      110,368,500    15,149,543    15,294,334              --       (144,791)
   12/19/06    SGD       43,201,714    27,315,467    27,296,832          18,635             --
   12/19/06    TRY       26,500,000    16,939,194    17,232,215              --       (293,021)
                                                                  -------------   ------------
                                                                  $     206,334   $   (567,481)
                                                                  =============   ============

                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                            CONTRACTS TO DELIVER
               -----------------------------------------------

                                                                       NET             NET
                                                                    UNREALIZED     UNREALIZED
                                                        IN         APPRECIATION   DEPRECIATION
  EXPIRATION           LOCAL           VALUE IN      EXCHANGE      OF CONTRACTS   OF CONTRACTS
     DATE            CURRENCY*        US DOLLARS    US DOLLARS      US DOLLARS     US DOLLARS
  ----------   --------------------   -----------   -----------   -------------   -------------
   12/19/06    AUD       62,000,000   $46,126,927   $46,558,156   $     431,229   $         --
   12/19/06    BRL       63,000,000    28,519,812    28,760,557         240,745             --
   12/19/06    CAD       25,000,000    22,421,806    22,357,760              --        (64,046)
   12/19/06    COP   31,000,000,000    12,842,687    12,788,778              --        (53,909)
   12/19/06    IDR   33,800,000,000     3,622,975     3,621,558              --         (1,417)
   12/19/06    MXN       78,900,000     7,146,088     7,200,485          54,397             --
   12/19/06    NZD       79,400,000    51,577,573    52,430,123         852,550             --
   12/19/06    TRY       26,500,000    16,939,194    17,481,745         542,551             --
                                                                  -------------   ------------
                                                                  $   2,121,472   $   (119,372)
                                                                  -------------   ------------
Unrealized Appreciation/(Depreciation) of Forward
  Foreign Currency Contracts ..................................       2,327,806       (686,853)
                                                                  =============   ============
Net Unrealized Appreciation of Forward Foreign Currency
Contracts                                                         $  1,640,953
                                                                  ============

* Please see page 4 for currency descriptions.


                See Notes to Quarterly Portfolio of Investments.          Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                               SEPTEMBER 30, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are generally priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and is in accordance with the provisions of the Investment Company Act of 1940, as amended.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Net Other Assets and Liabilities" on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                               SEPTEMBER 30, 2006

E. CREDIT DEFAULT SWAPS:

The Fund has entered into credit default swap contracts where the Fund is the "buyer" and the counterparty is the "seller." As a buyer of the credit default swap contracts, the Fund is obligated to pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default (e.g., grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) relating to the security occurs or until the termination of the swap contract, whichever is first. If no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. If an event of default occurs, the counterparty must pay the Fund the full notional value, or "par value," of the specified security. The amount of the cash payment from the counterparty to the Fund is based on the difference of the par value of the specified security that may have, through default, lost some, most or all of its value.

The Fund purchases credit default swap contracts in order to hedge against the risk of a fall in the capital price, or default, of debt securities it holds. This involves the risk that the swap may expire worthless and the credit risk that the seller may fail to satisfy the payment obligations to the Fund in the event of a default. The Fund may only enter into such transactions with counterparties rated A- or higher.

As of September 30, 2006, the Fund had no outstanding credit default swap contracts.

F. RESTRICTED SECURITIES:

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of September 30, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                             PAR VALUE                        CARRYING COST
                           ACQUISITION        (LOCAL       CARRYING VALUE      PER UNIT AT         MARKET          % OF
SECURITY                       DATE          CURRENCY)        PER UNIT       ACQUISITION DATE       VALUE       NET ASSETS
------------------------   -----------     ------------    --------------   -----------------   -------------   ----------
Banco do Brasil SA (USD)     1/13/06       $  4,000,000      $   101.00       $      100.00     $   4,040,000      1.23%


                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,159,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,237,129.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.